REVENUE (Details) - Schedule of total revenue disaggregated by geographic region - Cepton Technologies, Inc. [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue by geography:
Revenue	$ 1,333	$ 810	$ 2,006	$ 4,132
% of Revenue	100.00%	100.00%	100.00%	100.00%
North America [Member]
Revenue by geography:
Revenue	$ 252	$ 347	$ 721	$ 1,579
% of Revenue	19.00%	43.00%	36.00%	38.00%
Asia Pacific [Member]
Revenue by geography:
Revenue	$ 875	$ 435	$ 1,011	$ 2,277
% of Revenue	66.00%	54.00%	50.00%	55.00%
Other [Member]
Revenue by geography:
Revenue	$ 206	$ 28	$ 274	$ 276
% of Revenue	15.00%	3.00%	14.00%	7.00%